Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements

NOTE 3. FAIR VALUE MEASUREMENTS

GAAP defines fair value and establishes a framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of inputs are described as follows:

Level 1: Unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access;

Level 2: Quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in inactive markets; inputs other than quoted prices that are observable; and inputs that are derived from or corroborated by observable market data by correlation or other means. If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability; and

Level 3: Unobservable inputs used to the extent that observable inputs are unavailable, which typically reflect the Plan's judgments and estimates using the best information available about the assumptions that would be used by market participants in pricing the asset or liability.

The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques that are used need to maximize the use of observable inputs and minimize the use of unobservable inputs. The Plan’s assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels.

A description of the valuation methodologies used for assets measured at fair value for December 31, 2025 and 2024 is presented below. There were no changes made in the valuation methodologies used to determine the fair value of financial assets during the year ended December 31, 2025.

Mutual Funds

Mutual funds are public investment vehicles valued using the NAV provided by the administrator of the fund. The NAV is based on the value of the underlying assets owned by the fund, minus its liabilities, and then divided by the number of shares outstanding. The NAV is a quoted price in an active market and classified within Level 1 of the valuation hierarchy.

Old Dominion Freight Line, Inc. Common Stock

Common stock is valued at the closing price reported on the active market on which the individual security is traded and is classified within Level 1 of the valuation hierarchy.

Self-Directed Brokerage Accounts

Self-directed brokerage accounts may include mutual funds, equities, the Company's common stock or certain fixed-income securities. These investments are valued by the administrator of the fund based on quoted market prices and are classified within Level 1 of the valuation hierarchy.

Collective Trust Funds

The collective trust funds are measured at the NAV of the underlying investments, as provided by the Trustee, using the practical expedient. Participant transactions in the collective trust funds (purchases and sales) may occur daily. If the Plan were to initiate a full redemption of the collective trust funds, the issuer reserves the right to temporarily delay withdrawal from the trust in order to ensure the securities liquidations will be carried out in an orderly business manner.

Pooled Separate Accounts

The pooled separate accounts are measured at the NAV of the underlying investments, as provided by the Trustee, using the practical expedient. The prices and unit values of the investments within the pooled separate accounts are calculated daily by the issuer.

Financial assets measured at fair value on a recurring basis are listed below and are categorized by level of the fair value hierarchy. In accordance with GAAP, investments that are measured at NAV using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in the table below are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits:

				Total
				Fair Value at
				December 31,
Financial Assets:	Level 1	Level 2	Level 3	2025
Mutual funds	$993,389,388	$—	$—	$993,389,388
Old Dominion Freight Line, Inc. common stock	453,993,043	—	—	453,993,043
Self-directed brokerage accounts	16,610,569	—	—	16,610,569
Total investments in the fair value hierarchy	$1,463,993,000	$—	$—	1,463,993,000
Investments measured at NAV:
Collective trust funds				524,820,970
Pooled separate accounts				332,462,556
Total investments at fair value				$2,321,276,526

				Total
				Fair Value at
				December 31,
Financial Assets:	Level 1	Level 2	Level 3	2024
Mutual funds	$817,445,456	$—	$—	$817,445,456
Old Dominion Freight Line, Inc. common stock	547,228,495	—	—	547,228,495
Self-directed brokerage accounts	14,667,567	—	—	14,667,567
Total investments in the fair value hierarchy	$1,379,341,518	$—	$—	1,379,341,518
Investments measured at NAV:
Collective trust funds				444,858,629
Pooled separate accounts				280,236,334
Total investments at fair value				$2,104,436,481

The valuation methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.